Note Subsequent events- Additional Information (Detail) - Subsequent Event $ in Millions	Feb. 14, 2018 USD ($)
Subsequent Events [Line Items]
Subsequent Events Date	Feb. 14, 2018
Business Acquisition Name Of Acquired Entity	Reliable Financial Services, Inc.
Aggregate Discount On Acquisition Percentage	4.50%
Banco Popular de Puerto Rico
Subsequent Events [Line Items]
Business Acquisition Purchase Price Expected	$ 1,700
Banco Popular de Puerto Rico | Auto
Subsequent Events [Line Items]
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Financial Assets	1,500
Banco Popular de Puerto Rico | Commercial Loans
Subsequent Events [Line Items]
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Financial Assets	$ 340